Putnam Short Duration Bond Fund
The fund's portfolio
7/31/22 (Unaudited)

CORPORATE BONDS AND NOTES (61.5%)(a)
	Principal amount	Value
Banking (17.9%)
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.05%, 11/21/22	$4,250,000	$4,238,080
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	22,600,000	19,952,136
Bank of America Corp. sr. unsec. unsub. FRN 3.55%, 3/5/24	2,430,000	2,425,716
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.45%, 3/3/26	32,011,000	32,476,912
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	21,565,000	21,779,481
Bank of New York Mellon Corp. (The) sr. unsec. notes Ser. MTN, 1.85%, 1/27/23	7,500,000	7,453,000
Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 0.85%, 10/25/24	1,873,000	1,778,296
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	7,434,000	6,945,033
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	4,772,000	4,761,451
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,537,785
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	7,500,000	7,146,988
Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22 (United Kingdom)	9,506,000	9,569,872
BPCE SA 144A sr. unsec. notes 1.00%, 1/20/26 (France)	15,798,000	14,179,700
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	9,480,000	9,492,602
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	10,945,000	11,143,700
Citigroup, Inc. unsec. sub. notes 3.50%, 5/15/23	6,250,000	6,256,949
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	4,825,000	4,821,516
Citizens Financial Group, Inc. 144A unsec. sub. notes 4.15%, 9/28/22	960,000	961,107
Credit Suisse AG/New York, NY sr. unsec. unsub. notes 1.25%, 8/7/26	14,188,000	12,646,682
Credit Suisse Group AG company guaranty sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	8,589,229
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	10,000,000	8,868,040
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	5,585,000	5,569,370
Fifth Third Bancorp sr. unsec. notes 1.625%, 5/5/23	2,548,000	2,513,264
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	4,248,000	4,112,712
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	6,917,000	7,342,855
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	7,500,000	7,253,263
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.023%, 12/5/24	4,627,000	4,632,389
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,189,716
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.797%, 7/23/24	6,042,000	6,029,555
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	18,030,000	18,137,040
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	9,250,000	9,266,539
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	2,113,000	2,106,741
PNC Bank NA sr. unsec. unsub. notes 3.30%, 10/30/24	5,635,000	5,604,449
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/5/23 (Canada)	1,510,000	1,517,432
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,557,884
Societe Generale SA 144A unsec. sub. notes 5.00%, 1/17/24 (France)	5,165,000	5,184,345
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	4,879,000	4,860,372
Truist Bank sr. unsec. FRN Ser. BKNT, 3.689%, 8/2/24	2,350,000	2,345,902
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	2,500,000	2,419,842
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	5,000,000	4,744,010
Truist Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	5,643,000	5,640,464
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	958,000	967,366
U.S. Bancorp sr. unsec. notes 1.45%, 5/12/25	8,000,000	7,634,186
U.S. Bancorp unsec. sub. notes Ser. MTN, 3.60%, 9/11/24	3,220,000	3,233,774
UBS Group AG 144A sr. unsec. FRN 1.494%, 8/10/27 (Switzerland)	5,500,000	4,868,694
Wells Fargo & Co. sr. unsec. unsub. notes Ser. MTN, 3.75%, 1/24/24	7,839,000	7,880,590

		329,637,029
Basic materials (3.1%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	2,208,000	2,097,750
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,690,000	1,716,448
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	878,801
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	9,550,000	8,128,794
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,423,325
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	4,244,000	3,997,266
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	8,790,000	7,991,578
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,256,398
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	8,686,000	7,999,433
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	894,000	896,659
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	6,806,778
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	3,450,000	3,445,367
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,206,498
Nutrien, Ltd. sr. unsec. notes 1.90%, 5/13/23 (Canada)	765,000	755,466

		56,600,561
Capital goods (2.6%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	11,250,000	9,973,115
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	93,000	84,699
Boeing Co. (The) sr. unsec. notes 4.508%, 5/1/23	6,000,000	6,017,222
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	9,881,885
Howmet Aerospace, Inc. sr. unsec. unsub. notes 5.90%, 2/1/27	2,000,000	2,078,810
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	5,224,000	5,175,432
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	2,550,000	2,499,964
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	5,098,000	4,644,005
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	7,700,000	7,075,081

		47,430,213
Communication services (4.5%)
American Tower Corp. sr. unsec. notes 1.60%, 4/15/26	8,806,000	8,033,325
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	4,403,000	4,124,908
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	16,794,000	17,146,683
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 4.50%, 2/1/24	5,500,000	5,535,851
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,242,680
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (ICE LIBOR USD 3 Month + 1.65%), 4.432%, 2/1/24	1,373,000	1,377,424
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	10,126,000	10,207,717
Cox Communications, Inc. 144A sr. unsec. notes 3.15%, 8/15/24	2,497,000	2,446,648
Crown Castle International Corp. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	6,760,971
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	683,315
Equinix, Inc. sr. unsec. sub. notes 2.625%, 11/18/24(R)	2,300,000	2,228,435
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	6,000,000	5,468,121
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	8,000,000	7,906,678
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	10,000,000	9,678,700

		83,841,456
Conglomerates (0.7%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 0.65%, 3/11/24 (Netherlands)	12,750,000	12,245,457

		12,245,457
Consumer cyclicals (6.9%)
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,164,000	1,163,788
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	10,575,000	9,861,135
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	10,620,000	9,376,706
Ford Motor Co., LLC sr. unsec. unsub. notes 3.664%, 9/8/24	6,000,000	5,814,443
Ford Motor Co., LLC sr. unsec. unsub. notes 2.30%, 2/10/25	3,000,000	2,811,671
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.125%, 8/17/27	4,750,000	4,506,325
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	8,052,511
General Motors Financial Co., Inc. sr. unsec. notes 1.70%, 8/18/23	6,842,000	6,680,235
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	3,891,533
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	15,000,000	13,431,817
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.05%, 3/8/24	6,327,000	6,031,504
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	5,280,000	4,746,075
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	2,354,000	2,355,213
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	9,870,000	9,905,246
Magallanes, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	8,828,000	8,475,560
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	2,345,000	2,390,595
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	5,952,312
Paramount Global sr. unsec. notes 4.75%, 5/15/25	1,554,000	1,578,558
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 3.125%, 9/1/26	6,000,000	5,655,420
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	4,700,000	4,167,612
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,138,000	1,102,392
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.35%, 6/8/27	9,440,000	9,391,549

		127,342,200
Consumer finance (2.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	14,000,000	12,454,410
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	8,500,000	7,867,960
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	5,482,302
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	6,485,000	6,474,416
Capital One Financial Corp. sr. unsec. unsub. notes 3.50%, 6/15/23	6,500,000	6,501,469

		38,780,557
Consumer staples (2.9%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	9,275,000	8,158,497
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.30%, 10/15/22	5,000,000	4,998,514
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	3,000,000	2,905,728
GSK Consumer Healthcare Capital US, LLC 144A company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	6,853,000	6,733,491
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	6,850,000	5,997,716
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	1,392,000	1,417,828
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,431,859
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	9,051,342
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000,000	9,928,800

		52,623,775
Energy (0.6%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	540,000	560,029
Continental Resources, Inc. 144A company guaranty sr. unsec. notes 2.268%, 11/15/26	4,809,000	4,346,258
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	2,000,000	2,041,247
Total Energies Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	4,248,000	4,175,097

		11,122,631
Financial (0.9%)
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	2,715,000	2,684,020
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	10,200,000	10,329,746
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	1,612,000	1,622,718
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	1,938,379

		16,574,863
Health care (3.8%)
AbbVie, Inc. sr. unsec. sub. notes 2.60%, 11/21/24	10,937,000	10,709,181
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	9,812,811
Becton Dickinson and Co. sr. unsec. unsub. notes 3.734%, 12/15/24	582,000	582,649
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	4,768,000	4,761,614
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	4,248,000	3,929,000
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	367,000	367,641
Cigna Corp. sr. unsec. notes 1.25%, 3/15/26	5,543,000	5,123,498
CVS Health Corp. sr. unsec. unsub. notes 2.875%, 6/1/26	8,500,000	8,328,974
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	4,414,000	4,267,111
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	273,000	272,190
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,448,000	1,435,802
Novartis Capital Corp. company guaranty sr. unsec. notes 1.75%, 2/14/25	8,477,000	8,237,887
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,211,000	3,943,547
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.375%, 8/15/24	1,700,000	1,680,382
Utah Acquistion Sub, Inc. company guaranty sr. unsec. notes 3.95%, 6/15/26	5,280,000	4,997,279
Zoetis, Inc. sr. unsec. notes 3.25%, 2/1/23	2,500,000	2,497,812

		70,947,378
Insurance (1.9%)
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	10,726,282
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	3,000,122
Corebridge Financial, Inc. 144A sr. unsec. notes 3.65%, 4/5/27	6,415,000	6,178,055
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,151,735
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	1,694,000	1,703,217
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23	3,135,000	3,115,145
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	1,085,000	1,083,658
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	4,872,150
Willis North America, Inc. company guaranty sr. unsec. unsub. notes 4.65%, 6/15/27	2,635,000	2,656,533

		35,486,897
Investment banking/Brokerage (4.6%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	8,880,000	7,665,649
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	5,914,000	5,750,214
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,471,211
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	8,270,000	7,410,674
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	6,750,000	6,159,643
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	13,640,100
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	3,125,000	3,108,166
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,613,907
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,119,000	4,148,399
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	10,969,562
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.75%, 2/25/23	2,095,000	2,100,739
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/23/24	2,195,000	2,206,399
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	4,185,000	4,204,070
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	9,870,100

		85,318,833
Real estate (0.3%)
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	2,785,000	2,656,194
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	2,339,000	2,297,567
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	876,000	802,190

		5,755,951
Technology (4.3%)
Alphabet, Inc. sr. unsec. notes 0.45%, 8/15/25	3,060,000	2,853,201
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	1,500,000	1,484,510
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	5,974,353
Apple, Inc. sr. unsec. notes 2.10%, 9/12/22	670,000	669,717
Apple, Inc. sr. unsec. notes 1.125%, 5/11/25	7,691,000	7,305,721
Apple, Inc. sr. unsec. notes 0.55%, 8/20/25	4,117,000	3,821,316
Apple, Inc. sr. unsec. unsub. notes 3.20%, 5/13/25	2,122,000	2,136,254
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,239,781
Cisco Systems, Inc. sr. unsec. unsub. notes 2.60%, 2/28/23	4,585,000	4,577,595
Dell International, LLC/EMC Corp. company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,508,430
Dell International, LLC/EMC Corp. sr. unsec. notes 5.45%, 6/15/23	799,000	807,702
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	5,137,000	5,156,735
Microchip Technology, Inc. company guaranty sr. notes 2.67%, 9/1/23	1,600,000	1,577,449
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	3,015,104
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,284,395
salesforce.com, Inc. sr. unsec. unsub. notes 3.25%, 4/11/23	7,150,000	7,152,590
Skyworks Solutions, Inc. sr. unsec. notes 0.90%, 6/1/23	5,000,000	4,860,388
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	13,989,000	12,598,048
Workday, Inc. sr. unsec. notes 3.50%, 4/1/27	1,600,000	1,565,269

		78,588,558
Transportation (0.5%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,527,842
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	2,300,000	2,260,209
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	4,821,466
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,247,901

		9,857,418
Utilities and power (3.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,418,416
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	1,140,000	1,109,076
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,635,253
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.95%, 6/1/26	3,805,000	3,998,406
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	480,013
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,734,532
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	391,000	399,444
Energy Transfer LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	3,983,119
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	174,000	167,165
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.35%, 3/15/23	4,660,000	4,661,495
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	5,887,619
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	912,759
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 4.40%, 7/15/27	3,500,000	3,428,950
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	6,490,255
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	2,150,000	2,145,835
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 0.65%, 3/1/23	5,568,000	5,481,705
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	2,795,293
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,833,097
Pacific Gas and Electric Co. sr. notes 3.25%, 2/16/24	5,000,000	4,881,530
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	4,868,581
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	7,250,000	7,025,382

		71,337,925

Total corporate bonds and notes (cost $1,205,757,159)		$1,133,491,702

MORTGAGE-BACKED SECURITIES (19.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x ICE LIBOR USD 1 Month) + 24.42%), 17.09%, 5/15/35	$8,002	$10,803
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	13,955	14,838
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,954	5,047
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.453%, 11/15/28(WAC)	24,038	120
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.281%, 10/25/43(WAC)	138,876	972
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	219,193	1,644
Federal National Mortgage Association
REMICs Trust Ser. 98-W5, Class X, IO, 44.768%, 7/25/28(WAC)	52,123	782
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR USD 1 Month) + 12.90%), 8.382%, 5/25/40	47,335	55,715
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	5,377	5,393
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	11,056	10,841
REMICs Trust Ser. 98-W2, Class X, IO, 0.244%, 6/25/28(WAC)	159,500	2,392
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	6,051	6,152
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	20,610	52

		114,751
Commercial mortgage-backed securities (11.1%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 2.986%, 12/18/37 (Cayman Islands)	3,089,528	3,081,588
AREIT Trust 144A
FRB Ser. 20-CRE4, Class C, 4.666%, 4/15/37	4,395,000	4,419,173
FRB Ser. 19-CRE3, Class A, 3.343%, 9/14/36	1,171,095	1,151,723
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	14,015	—
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.767%, 11/15/54(WAC)	63,904,330	2,070,903
FRB Ser. 17-BNK8, Class XA, IO, 0.708%, 11/15/50(WAC)	30,481,709	953,072
BDS Ltd. 144A FRB Ser. 21-FL8, Class B, 3.506%, 1/18/36 (Cayman Islands)	3,538,000	3,340,307
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.369%, 8/10/49(WAC)	8,008,954	329,266
FRB Ser. 17-CD6, Class XA, IO, 0.916%, 11/13/50(WAC)	18,166,088	564,804
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.609%, 5/10/58(WAC)	28,710,111	1,320,705
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	152,737	155,807
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class GC19, 5.09%, 3/10/47(WAC)	1,191,000	1,177,248
Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	4,918,000	5,085,802
Ser. 13-GC11, Class B, 3.732%, 4/10/46(WAC)	2,700,000	2,671,576
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.09%, 3/10/47(WAC)	2,888,000	2,838,343
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.279%, 12/10/44(WAC)	332,000	328,348
FRB Ser. 13-CR11, Class B, 5.111%, 8/10/50(WAC)	5,161,000	5,141,266
FRB Ser. 13-CR13, Class C, 4.878%, 11/10/46(WAC)	6,422,000	6,246,341
FRB Ser. 14-CR17, Class C, 4.782%, 5/10/47(WAC)	1,040,000	997,569
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,410,000	2,391,248
FRB Ser. 15-CR25, Class B, 4.528%, 8/10/48(WAC)	3,315,000	3,200,091
Ser. 12-CR2, Class B, 4.393%, 8/15/45	1,693,000	1,676,070
Ser. 13-LC6, Class B, 3.739%, 1/10/46	2,720,000	2,693,455
Ser. 12-CR3, Class A3, 2.822%, 10/15/45	960,189	958,486
FRB Ser. 14-LC15, Class XA, IO, 1.054%, 4/10/47(WAC)	15,418,249	195,812
FRB Ser. 14-CR20, Class XA, IO, 0.981%, 11/10/47(WAC)	53,643,073	913,005
FRB Ser. 13-LC13, Class XA, IO, 0.968%, 8/10/46(WAC)	3,258,369	23,856
FRB Ser. 14-CR17, Class XA, IO, 0.952%, 5/10/47(WAC)	2,938,783	37,278
FRB Ser. 15-CR26, Class XA, IO, 0.91%, 10/10/48(WAC)	40,887,559	942,131
FRB Ser. 15-LC21, Class XA, IO, 0.665%, 7/10/48(WAC)	65,443,903	1,018,209
FRB Ser. 14-CR14, Class XA, IO, 0.519%, 2/10/47(WAC)	27,269,731	170,589
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	385,403	360,204
FRB Ser. 13-CR9, Class AM, 4.292%, 7/10/45(WAC)	2,000,000	1,969,494
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	497,986	244,163
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class XA, IO, 0.819%, 4/15/50(WAC)	45,256,607	668,983
FRB Ser. 18-CX12, Class XA, IO, 0.568%, 8/15/51(WAC)	185,431,627	5,392,723
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.711%, 12/15/49(WAC)	68,859,565	1,687,059
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.363%, 8/10/44(WAC)	3,332,250	3,046,343
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K109, Class XAM, IO, 1.798%, 4/25/30(WAC)	15,372,000	1,874,969
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.57%, 9/25/27(WAC)	36,816,638	2,537,771
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.367%, 3/25/27(WAC)	17,882,000	983,510
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.883%, 6/25/26(WAC)	31,765,917	669,816
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.757%, 9/25/27(WAC)	48,514,435	1,575,584
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.638%, 10/25/26(WAC)	67,061,004	1,457,303
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	387,701,149	864,574
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.459%, 2/10/46(WAC)	11,328,661	38,145
GS Mortgage Securities Corp., II 144A
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	4,487,200	4,428,741
Ser. GC10, Class B, 3.682%, 2/10/46	3,478,000	3,439,081
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.057%, 1/10/47(WAC)	748,000	553,520
FRB Ser. 14-GC22, Class C, 4.687%, 6/10/47(WAC)	451,000	437,873
FRB Ser. 13-GC12, Class XA, IO, 1.381%, 6/10/46(WAC)	6,025,315	31,693
FRB Ser. 14-GC24, Class XA, IO, 0.71%, 9/10/47(WAC)	90,354,156	1,093,285
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.354%, 8/10/43(WAC)	1,663,000	1,239,294
FRB Ser. 11-GC5, Class B, 5.159%, 8/10/44(WAC)	3,315,000	3,141,423
Ser. 10-C1, Class B, 5.148%, 8/10/43	411,426	407,705
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	5,720,000	5,680,569
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.185%, 11/15/45(WAC)	2,525,000	2,509,509
FRB Ser. 14-C19, Class C, 4.651%, 4/15/47(WAC)	2,024,000	1,945,043
FRB Ser. 13-C12, Class C, 4.095%, 7/15/45(WAC)	4,088,000	3,985,495
FRB Ser. 14-C22, Class XA, IO, 0.813%, 9/15/47(WAC)	17,156,537	215,080
FRB Ser. 15-C31, Class XA, IO, 0.809%, 8/15/48(WAC)	14,796,485	295,385
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 5.185%, 11/15/45(WAC)	5,100,000	4,920,646
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 0.923%, 12/15/47(WAC)	7,319,919	17,568
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C4, Class C, 5.419%, 7/15/46(WAC)	44,547	44,361
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	1,939,697	1,854,516
FRB Ser. 12-C6, Class E, 4.95%, 5/15/45(WAC)	532,000	451,721
FRB Ser. 12-LC9, Class D, 4.362%, 12/15/47(WAC)	173,000	169,630
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	94,429	41,549
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.145%, 4/20/48(WAC)	895,259	886,307
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C13, Class B, 4.744%, 11/15/46(WAC)	2,813,000	3,007,238
Ser. 13-C13, Class AS, 4.266%, 11/15/46	4,699,000	4,687,534
FRB Ser. 13-C9, Class C, 4.018%, 5/15/46(WAC)	3,168,000	3,063,046
Ser. 12-C6, Class B, 3.93%, 11/15/45	4,574,000	4,560,562
Ser. 13-C8, Class B, 3.652%, 12/15/48(WAC)	6,856,000	6,790,882
Ser. 12-C6, Class AS, 3.476%, 11/15/45	2,007,000	2,002,312
FRB Ser. 13-C7, Class XA, IO, 1.261%, 2/15/46(WAC)	22,459,033	27,580
FRB Ser. 14-C17, Class XA, IO, 1.029%, 8/15/47(WAC)	4,599,513	59,830
FRB Ser. 15-C26, Class XA, IO, 0.978%, 10/15/48(WAC)	48,931,385	1,013,565
FRB Ser. 17-C34, Class XA, IO, 0.774%, 11/15/52(WAC)	240,249,911	7,286,179
FRB Ser. 16-C32, Class XA, IO, 0.656%, 12/15/49(WAC)	95,290,602	2,202,366
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.71%, 8/15/45(WAC)	6,424,000	6,370,038
FRB Ser. 13-C9, Class D, 4.106%, 5/15/46(WAC)	1,837,000	1,652,528
FRB Ser. 13-C7, Class XB, IO, 0.317%, 2/15/46(WAC)	24,165,000	14,499
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.832%, 12/15/51(WAC)	61,859,375	2,501,117
FRB Ser. 16-UB12, Class XA, IO, 0.654%, 12/15/49(WAC)	26,614,058	616,249
FRB Ser. 18-L1, Class XA, IO, 0.51%, 10/15/51(WAC)	78,633,732	1,893,343
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 21-FL6, Class B, 3.859%, 7/25/36	2,612,000	2,443,514
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.005%, 12/15/50(WAC)	12,401,636	476,744
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.769%, 5/10/63(WAC)	279,000	120,779
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	1,825,000	1,813,670
FRB Ser. 12-C2, Class XA, IO, 0.801%, 5/10/63(WAC)	2,591,158	114
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class AS, 3.606%, 6/16/36	4,199,000	3,994,089
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.167%, 11/15/48(WAC)	437,982	184
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.298%, 7/15/46(WAC)	898,000	816,401
FRB Ser. 16-BNK1, Class XA, IO, 1.718%, 8/15/49(WAC)	22,296,059	1,186,150
FRB Ser. 19-C50, Class XA, IO, 1.43%, 5/15/52(WAC)	33,291,106	2,456,584
FRB Ser. 17-C41, Class XA, IO, 1.159%, 11/15/50(WAC)	20,740,788	974,506
FRB Ser. 18-C48, Class XA, IO, 0.949%, 1/15/52(WAC)	20,896,657	999,842
FRB Ser. 16-C37, Class XA, IO, 0.807%, 12/15/49(WAC)	5,817,382	151,848
FRB Ser. 18-C44, Class XA, IO, 0.729%, 5/15/51(WAC)	68,056,993	2,106,092
FRB Ser. 15-LC20, Class XB, IO, 0.476%, 4/15/50(WAC)	10,567,000	121,203
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.298%, 7/15/46(WAC)	763,000	282,907
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47(WAC)	1,086,000	1,003,306
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	601,000	600,231
FRB Ser. 12-C10, Class C, 4.338%, 12/15/45(WAC)	267,000	251,222
Ser. 13-C12, Class B, 3.863%, 3/15/48(WAC)	7,671,000	7,589,229
Ser. 12-C9, Class B, 3.84%, 11/15/45	3,960,000	3,942,220
FRB Ser. 14-C22, Class XA, IO, 0.787%, 9/15/57(WAC)	24,912,732	172,097
FRB Ser. 14-C23, Class XA, IO, 0.555%, 10/15/57(WAC)	70,829,645	672,811
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.024%, 3/15/46(WAC)	6,641,000	6,406,784
Ser. 11-C4, Class D, 4.842%, 6/15/44(WAC)	2,130,000	1,870,127
Ser. 11-C4, Class E, 4.842%, 6/15/44(WAC)	40,000	29,943

		205,486,171
Residential mortgage-backed securities (non-agency) (8.7%)
Angel Oak Mortgage Trust 144A
Ser. 20-5, Class A3, 2.041%, 5/25/65(WAC)	917,967	880,973
Ser. 21-5, Class A2, 1.208%, 7/25/66(WAC)	4,762,411	4,381,419
Angel Oak Mortgage Trust I, LLC 144A Ser. 19-1, Class A3, 4.124%, 11/25/48(WAC)	73,289	72,986
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.012%, 1/25/49(WAC)	833,789	805,252
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	206,240	198,431
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 2.859%, 9/25/45	110,361	104,421
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (ICE LIBOR USD 1 Month + 3.35%), 5.609%, 10/25/27 (Bermuda)	1,110,473	1,109,836
FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 2.914%, 9/25/31 (Bermuda)	1,139,000	1,052,437
BRAVO Residential Funding Trust 144A
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60(WAC)	350,086	345,346
Ser. 21-B, Class A1, 2.115%, 4/1/69	3,993,913	3,824,439
Ser. 21-A, Class A1, 1.991%, 10/25/59	6,562,929	6,267,645
Ser. 21-C, Class A1, 1.62%, 3/1/61	4,729,308	4,320,223
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	3,766,000	3,466,673
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M1, 1.805%, 6/25/36(WAC)	5,000,000	4,646,756
Cascade Funding Mortgage Trust, LLC 144A
Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,712,000	1,659,202
Ser. 21-HB5, Class M2, 1.847%, 2/25/31(WAC)	2,500,000	2,381,890
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.818%, 5/25/35(WAC)	89,049	87,605
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	127,598	125,607
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (ICE LIBOR USD 1 Month + 0.62%), 2.879%, 4/25/35	92,024	81,330
CSMC Trust 144A Ser. 20-RPL5, Class A1, 3.023%, 8/25/60(WAC)	695,948	671,541
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 3.00%), 5.259%, 11/25/28	600,000	584,557
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 3.959%, 11/25/28 (Bermuda)	247,773	244,970
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 7.809%, 7/25/28	4,567,540	4,813,057
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (ICE LIBOR USD 1 Month + 5.15%), 7.409%, 11/25/28	505,034	526,661
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 6.959%, 4/25/28	7,008,214	7,255,393
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month + 4.65%), 6.909%, 10/25/28	9,861,057	10,261,133
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2B, (ICE LIBOR USD 1 Month + 3.45%), 5.709%, 10/25/29	2,054,000	2,119,625
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 4.659%, 2/25/47	15,286,914	15,129,295
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (ICE LIBOR USD 1 Month + 2.05%), 4.309%, 7/25/49	111,063	110,369
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 3.614%, 10/25/33	750,000	713,906
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M2, (ICE LIBOR USD 1 Month + 1.25%), 3.509%, 2/25/47	32,539	32,500
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 3.259%, 2/25/47	7,844,000	7,667,370
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.959%, 4/25/28	4,969,911	5,199,523
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 7.559%, 10/25/28	706,915	742,309
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month + 5.25%), 7.509%, 10/25/23	1,247,671	1,283,896
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 7.259%, 11/25/24	430,564	437,037
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 7.159%, 11/25/24	799,447	829,047
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 5.159%, 7/25/24	636,048	638,579
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (ICE LIBOR USD 1 Month + 2.60%), 4.859%, 5/25/24	961,175	967,106
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (ICE LIBOR USD 1 Month + 2.60%), 4.859%, 5/25/24	1,050,995	1,054,607
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (ICE LIBOR USD 1 Month + 1.35%), 3.609%, 9/25/29	3,836,204	3,817,621
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 2.909%, 1/25/31	819,766	805,420
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (ICE LIBOR USD 1 Month + 0.60%), 2.859%, 11/25/29	656,322	644,837
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 4.709%, 7/25/31	123,971	123,894
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 4.409%, 11/25/39	501,803	488,709
Connecticut Avenue Securities Trust FRB Ser. 19-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.10%), 4.359%, 10/25/39	209,120	208,074
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (ICE LIBOR USD 1 Month + 0.16%), 2.419%, 11/25/36	637,402	627,197
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	982,120	944,840
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60(WAC)	2,054,805	1,963,489
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,368,660	1,317,767
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60(WAC)	544,711	520,253
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 2.619%, 5/25/36	465,859	133,042
Home Re, Ltd. 144A
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.60%), 3.859%, 10/25/28 (Bermuda)	116,758	116,473
FRB Ser. 21-1, Class M1B, (ICE LIBOR USD 1 Month + 1.55%), 3.809%, 7/25/33 (Bermuda)	5,764,000	5,338,755
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A1, 1.657%, 5/25/65(WAC)	156,593	156,203
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56(WAC)	2,151,408	2,023,950
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	3,732,041	3,742,117
Ser. 21-GS1, Class A1, 1.892%, 10/25/66	4,153,220	3,882,812
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	2,063,936	1,904,540
Ser. 21-GS4, Class A1, 1.65%, 11/25/60	3,359,563	3,147,238
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	6,536,000	6,262,586
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.783%, 2/25/35(WAC)	45,380	43,955
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49(WAC)	995,051	964,833
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.449%, 8/26/47(WAC)	1,119,443	1,104,276
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 3.159%, 1/25/48	247,418	243,162
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	2,066,423	1,982,320
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	811,416	780,582
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	1,500,000	1,418,972
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (ICE LIBOR USD 1 Month + 1.55%), 3.809%, 7/25/28 (Bermuda)	164,210	163,701
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	230,116	225,996
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 3.309%, 10/25/34	140,514	138,506
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.20%), 5.459%, 2/25/29 (Bermuda)	1,570,000	1,497,842
FRB Ser. 19-2, Class M1B, (ICE LIBOR USD 1 Month + 1.75%), 4.009%, 6/25/29 (Bermuda)	1,243,127	1,240,472
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	255,817	250,259
Ser. 21-1R, Class A1, 0.859%, 1/25/65(WAC)	287,736	275,128
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	2,039,000	1,926,855
Starwood Mortgage Residential Trust 144A Ser. 19-INV1, Class A2, 2.865%, 9/27/49(WAC)	2,643,435	2,622,168
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 3.109%, 5/25/47	406,151	337,393
Toorak Mortgage Corp., Ltd. 144A
Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	4,287,596	4,265,361
Ser. 21-1, Class A1, 2.24%, 6/25/24	1,850,000	1,763,811
Triangle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 2.90%), 5.159%, 11/26/29	180,056	180,582
FRB Ser. 21-2, Class M1A, (ICE LIBOR USD 1 Month + 2.05%), 4.309%, 10/25/33 (Bermuda)	1,657,704	1,623,021
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 2.289%, 12/26/50	529,942	510,139
Verus Securitization Trust 144A Ser. 19-INV3, Class A3, 3.10%, 11/25/59(WAC)	1,343,040	1,299,335

		160,123,438

Total mortgage-backed securities (cost $387,402,583)		$365,724,360

ASSET-BACKED SECURITIES (3.7%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$5,087,000	$5,074,283
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (ICE LIBOR USD 1 Month + 0.80%), 3.059%, 11/25/53	1,711,800	1,711,800
FRB Ser. 21-2, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.009%, 4/25/55	5,549,000	5,549,000
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.70%), 2.324%, 2/25/55	4,303,000	4,303,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 21-S1, Class A1, (ICE LIBOR USD 1 Month + 0.50%), 2.372%, 9/10/22	3,975,000	3,975,000
MRA Issuance Trust 144A
FRB Ser. 20-7, Class A, (ICE LIBOR USD 1 Month + 1.30%), 3.013%, 9/15/22	4,340,000	4,313,374
FRB Ser. 20-2, Class A2, (ICE LIBOR USD 1 Month + 1.45%), 2.913%, 8/15/22	5,986,000	5,986,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.009%, 5/25/55	4,658,000	4,483,372
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 1 Month + 1.25%), 3.509%, 7/25/51 (Ireland)	863,651	851,527
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR 1 Month + 1.25%), 3.507%, 5/29/23	7,541,000	7,541,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 3.187%, 5/25/23	7,541,000	7,541,000
FRB Ser. 21-10, Class A, (ICE LIBOR USD 1 Month + 0.75%), 3.009%, 8/8/22	6,308,000	6,308,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 2.959%, 12/8/22	2,689,000	2,689,000
FRB Ser. 21-16, Class A1, (ICE LIBOR USD 1 Month + 0.62%), 2.879%, 11/7/22	7,798,000	7,798,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 2.224%, 1/25/46	152,013	151,581

Total asset-backed securities (cost $68,470,849)		$68,275,937

COLLATERALIZED LOAN OBLIGATIONS (2.6%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 3.612%, 4/15/34 (Cayman Islands)	$2,517,000	$2,439,932
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 3.91%, 7/20/34 (Cayman Islands)	1,948,000	1,895,922
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 3.859%, 4/22/34	2,049,000	1,983,467
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 4.009%, 11/22/34 (Cayman Islands)	2,854,000	2,746,770
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.682%, 10/15/34 (Cayman Islands)	2,091,000	2,028,460
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-1A, Class A1R2, (ICE LIBOR USD 3 Month + 0.97%), 3.71%, 4/17/31 (Cayman Islands)	3,489,391	3,430,801
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 3.82%, 4/20/32 (Cayman Islands)	3,000,000	2,934,957
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 3.739%, 7/27/30 (Cayman Islands)	2,956,000	2,904,660
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 10/20/34	1,463,000	1,415,113
HalseyPoint CLO I, Ltd. 144A FRB Ser. 19-1A, Class A1A1, (ICE LIBOR USD 3 Month + 1.35%), 4.06%, 1/20/33 (Cayman Islands)	2,028,000	1,994,218
HalseyPoint CLO II, Ltd. 144A FRB Ser. 20-2A, Class B, (ICE LIBOR USD 3 Month + 1.64%), 4.35%, 7/20/31 (Cayman Islands)	2,513,000	2,419,235
LCM XXI LP 144A FRB Ser. 21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 3.59%, 4/20/28 (Cayman Islands)	1,888,873	1,873,817
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 3.802%, 1/15/35 (Cayman Islands)	1,655,000	1,597,082
Octagon Investment Partners 29, Ltd. 144A FRB Ser. 20-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 3.963%, 1/24/33 (Cayman Islands)	2,413,000	2,359,757
Octagon Investment Partners 44, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 3.692%, 10/15/34 (Cayman Islands)	2,000,000	1,933,312
Octagon Investment Partners 48, Ltd. 144A FRB Ser. 21-3A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 3.86%, 10/20/34 (Cayman Islands)	3,107,000	3,005,274
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 3.662%, 7/15/34 (Cayman Islands)	3,947,000	3,836,579
RR, 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 3.632%, 4/15/36 (Cayman Islands)	2,868,000	2,787,705
Saranac CLO VII, Ltd. 144A FRB Ser. 17-2A, Class BR, (ICE LIBOR USD 3 Month + 1.75%), 3.228%, 11/20/29 (Jersey)	2,400,000	2,290,766
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 3.682%, 7/15/34 (Cayman Islands)	2,692,000	2,603,002

Total collateralized loan obligations (cost $49,473,492)		$48,480,829

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Bonds 2.50%, 5/15/46(i)	$130,000	$113,207

Total U.S. treasury obligations (cost $113,207)		$113,207

SHORT-TERM INVESTMENTS (11.8%)(a)
		Principal amount/shares	Value
Alexandria Real Estate Equities, Inc. commercial paper 2.502%, 8/10/22		$6,500,000	$6,494,810
Alimentation Couche-Tard, Inc. commercial paper 2.401%, 8/3/22 (Canada)		5,000,000	4,998,190
Amcor Flexibles North America, Inc. commercial paper 2.103%, 8/2/22		5,000,000	4,998,584
Arrow Electronics, Inc. commercial paper 2.901%, 8/2/22		7,000,000	6,997,786
Arrow Electronics, Inc. commercial paper 2.452%, 8/4/22		5,000,000	4,997,620
Cabot Corp. commercial paper 2.601%, 8/4/22		5,000,000	4,997,881
Enbridge US, Inc. commercial paper 2.757%, 8/29/22		5,000,000	4,987,979
Enbridge US, Inc. commercial paper 1.061%, 1/19/23		4,000,000	3,925,600
Fidelity National Information Services, Inc. commercial paper 2.652%, 8/5/22		1,525,000	1,524,244
Fidelity National Information Services, Inc. commercial paper 2.511%, 8/2/22		5,000,000	4,998,595
Fiserv, Inc. commercial paper 2.252%, 8/1/22		3,100,000	3,099,344
Fiserv, Inc. commercial paper 2.203%, 8/3/22		2,350,000	2,349,166
FMC Corp. commercial paper 2.801%, 8/1/22		7,500,000	7,498,237
Healthpeak Properties, Inc. commercial paper 2.134%, 8/2/22		3,970,000	3,968,873
Healthpeak Properties, Inc. commercial paper 2.052%, 8/3/22		5,000,000	4,998,220
Kinder Morgan, Inc. commercial paper 2.601%, 8/1/22		5,000,000	4,998,849
Marsh & McLennan Cos., Inc. commercial paper 2.101%, 8/5/22		6,000,000	5,997,025
Mohawk Industries, Inc. commercial paper 2.153%, 8/2/22		5,000,000	4,998,595
ONEOK, Inc. commercial paper 2.701%, 8/1/22		5,000,000	4,998,938
ONEOK, Inc. commercial paper 2.502%, 8/4/22		5,000,000	4,997,900
Plains All American Pipeline LP commercial paper 2.801%, 8/1/22		7,500,000	7,498,424
Putnam Short Term Investment Fund Class P 1.93%(AFF)	Shares	58,794,702	58,794,702
Republic Services, Inc. commercial paper 2.603%, 8/11/22		$5,000,000	4,995,349
Romulus Funding Corp. asset backed commercial paper 2.590%, 8/1/22		2,500,000	2,499,428
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	360,000	360,000
Suncor Energy, Inc. commercial paper 2.706%, 8/29/22 (Canada)		$2,000,000	1,995,431
Suncor Energy, Inc. commercial paper 2.164%, 8/8/22 (Canada)		5,000,000	4,996,440
Toronto-Dominion Bank (The) commercial paper 3.702%, 7/3/23 (Canada)		5,000,000	4,825,368
TransCanada PipeLines, Ltd. commercial paper 2.606%, 8/22/22 (Canada)		6,250,000	6,239,067
U.S. Treasury Bills 2.114%, 9/6/22(SEGSF)(SEGCCS)		2,600,000	2,594,570
U.S. Treasury Bills 1.905%, 8/25/22(SEGCCS)		400,000	399,453
U.S. Treasury Bills 1.645%, 8/18/22(SEGCCS)		100,000	99,903
U.S. Treasury Bills 1.886%, 8/23/22(SEGCCS)		200,000	199,747
U.S. Treasury Bills 1.244%, 8/9/22(SEGSF)(SEGCCS)		2,500,000	2,498,877
U.S. Treasury Bills 1.132%, 8/4/22(SEGCCS)		1,400,000	1,399,779
U.S. Treasury Bills 1.615%, 8/11/22(SEGCCS)		100,000	99,943
UDR, Inc. commercial paper 2.505%, 8/19/22		5,000,000	4,992,385
Welltower, Inc. commercial paper 2.083%, 8/3/22		5,000,000	4,998,239
Williams Cos., Inc. (The) commercial paper 2.253%, 8/3/22		5,000,000	4,998,239
WPP CP, LLC commercial paper 2.551%, 8/1/22		5,500,000	5,498,845

Total short-term investments (cost $216,906,229)			$216,810,625
TOTAL INVESTMENTS

Total investments (cost $1,928,123,519)			$1,832,896,660

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$988,630,000	$10,499,251	(E)	$(2,036,992)	9/21/24	Secured Overnight Financing Rate — Annually	3.40% — Annually	$8,462,258
		425,034,000	17,281,882	(E)	4,811,851	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(12,470,031)

	Total				$2,774,859				$(4,007,773)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B/P	$2,939	$37,355	$8,543	5/11/63	300 bp — Monthly	$(5,582)
	CMBX NA BBB-.6 Index	B/P	5,604	80,792	18,477	5/11/63	300 bp — Monthly	(12,826)
	CMBX NA BBB-.6 Index	B/P	11,483	161,584	36,954	5/11/63	300 bp — Monthly	(25,377)
	CMBX NA BBB-.6 Index	B/P	10,944	166,796	38,146	5/11/63	300 bp — Monthly	(27,105)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC+/P	16,784	107,614	39,645	5/11/63	500 bp — Monthly	(22,757)
	CMBX NA BB.7 Index	B/P	1,123	22,000	6,813	1/17/47	500 bp — Monthly	(5,669)
	Credit Suisse International
	CMBX NA BBB-.6 Index	B/P	282	2,606	596	5/11/63	300 bp — Monthly	(313)
	CMBX NA BBB-.7 Index	BB-/P	38,436	520,000	99,944	1/17/47	300 bp — Monthly	(61,205)
	Goldman Sachs International
	CMBX NA A.7 Index	BBB+/P	1,714	34,000	1,663	1/17/47	200 bp — Monthly	65
	CMBX NA BBB-.6 Index	B/P	216	1,737	397	5/11/63	300 bp — Monthly	(180)
	CMBX NA BBB-.6 Index	B/P	4,019	32,143	7,351	5/11/63	300 bp — Monthly	(3,313)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	CCC+/P	22,651	40,470	14,909	5/11/63	500 bp — Monthly	7,781
	CMBX NA BB.7 Index	B/P	627,248	1,281,000	396,726	1/17/47	500 bp — Monthly	231,768
	CMBX NA BBB-.6 Index	B/P	446	1,737	397	5/11/63	300 bp — Monthly	50
	Merrill Lynch International
	CMBX NA BBB-.6 Index	B/P	269	869	199	5/11/63	300 bp — Monthly	71
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	BBB+/P	(6)	6,000	293	1/17/47	200 bp — Monthly	(297)
	CMBX NA BB.6 Index	CCC+/P	9,332	34,951	12,876	5/11/63	500 bp — Monthly	(3,510)
	CMBX NA BB.6 Index	CCC+/P	18,481	68,983	25,413	5/11/63	500 bp — Monthly	(6,866)
	CMBX NA BBB-.6 Index	B/P	729	9,556	2,185	5/11/63	300 bp — Monthly	(1,451)

Upfront premium received			772,700		Unrealized appreciation			239,735

Upfront premium (paid)			(6)		Unrealized (depreciation)			(176,451)

	Total		$772,694				Total	$63,284
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$40,000	$1,956	1/17/47	(200 bp) — Monthly	$1,644
	CMBX NA BBB-.6 Index	(9,679)	132,047	30,199	5/11/63	(300 bp) — Monthly	20,443
	Credit Suisse International
	CMBX NA BB.7 Index	(52,019)	282,000	87,335	1/17/47	(500 bp) — Monthly	35,042
	CMBX NA BB.7 Index	(42,273)	257,000	79,593	1/17/47	(500 bp) — Monthly	37,070
	CMBX NA BB.7 Index	(3,989)	207,869	76,579	5/11/63	(500 bp) — Monthly	72,387
	CMBX NA BBB-.6 Index	(49,505)	363,130	83,048	5/11/63	(300 bp) — Monthly	33,331
	Goldman Sachs International
	CMBX NA BB.6 Index	(4,910)	44,149	16,265	5/11/63	(500 bp) — Monthly	11,311
	CMBX NA BB.7 Index	(15,401)	94,000	29,112	1/17/47	(500 bp) — Monthly	13,619
	CMBX NA BB.7 Index	(5,685)	28,000	8,672	1/17/47	(500 bp) — Monthly	2,959
	CMBX NA BB.7 Index	(4,086)	27,000	8,362	1/17/47	(500 bp) — Monthly	4,250
	CMBX NA BBB-.7 Index	(8,458)	104,000	19,989	1/17/47	(300 bp) — Monthly	11,470
	CMBX NA BBB-.7 Index	(135)	2,000	384	1/17/47	(300 bp) — Monthly	248
	CMBX NA BBB-.7 Index	(69)	1,000	192	1/17/47	(300 bp) — Monthly	123
	CMBX NA BBB-.7 Index	(68)	1,000	192	1/17/47	(300 bp) — Monthly	124
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(96,488)	411,000	78,994	1/17/47	(300 bp) — Monthly	(17,733)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	104,369	1/17/47	(500 bp) — Monthly	45,578
	CMBX NA BBB-.7 Index	(82)	1,000	192	1/17/47	(300 bp) — Monthly	110
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	37,783	1/17/47	(500 bp) — Monthly	13,043
	CMBX NA BB.7 Index	(15,619)	81,000	25,086	1/17/47	(500 bp) — Monthly	9,388
	CMBX NA BB.7 Index	(15,083)	75,000	23,228	1/17/47	(500 bp) — Monthly	8,072

Upfront premium received		—			Unrealized appreciation		320,212

Upfront premium (paid)		(406,931)			Unrealized (depreciation)		(17,733)

	Total	$(406,931)				Total	$302,479
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,843,693,869.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$137,898,025	$1,004,405,153	$1,083,508,476	$200,636	$58,794,702

	Total Short-term investments	$137,898,025	$1,004,405,153	$1,083,508,476	$200,636	$58,794,702
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $546,379.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,668,560.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $10,101,154 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $448,121 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $546,379 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$68,275,937	$—
Collateralized loan obligations	—	48,480,829	—
Corporate bonds and notes	—	1,133,491,702	—
Mortgage-backed securities	—	365,724,360	—
U.S. treasury obligations	—	113,207	—
Short-term investments	360,000	216,450,625	—

Totals by level	$360,000	$1,832,536,660	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(6,782,632)	$—

Totals by level	$—	$(6,782,632)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$1,473,200,000
OTC credit default contracts (notional)	$5,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com